Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of balance sheet - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Feb. 19, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 20, 2020	Feb. 26, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	$ 28,581,000				$ 3,604,000
Total liabilities	5,971,000				16,610,000
Common stock
Additional paid-in capital	655,000
Total stockholders' equity (deficit)	(36,522,000)				(13,006,000)	$ (3,665,000)
FS DEVELOPMENT CORP. II
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	201,832,718				91,700
Total liabilities	9,541,252				67,732
Preferred stock
Common stock	60
Additional paid-in capital					24,497
Total stockholders' equity (deficit)	(8,958,534)	$ (7,740,617)	$ (5,574,705)		23,968	23,968	$ 25,000
Class A Common Stock [Member] | FS DEVELOPMENT CORP. II
Condensed Balance Sheet Statements, Captions [Line Items]
Total stockholders' equity (deficit)	60	60	60
Class B Common Stock [Member] | FS DEVELOPMENT CORP. II
Condensed Balance Sheet Statements, Captions [Line Items]
Total stockholders' equity (deficit)	$ 503	503	503		$ 503	$ 503	$ 503
As Previously Reported [Member] | FS DEVELOPMENT CORP. II
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets		202,246,887	202,959,356	$ 203,119,261
Total liabilities		8,737,504	7,284,061	7,351,899
Class A common stock subject to possible redemption		188,509,380	190,675,290	190,767,360
Preferred stock
Additional paid-in capital			5,168,561	5,051,492
Accumulated deficit		(2,335,137)	(169,225)	(52,158)
Total stockholders' equity (deficit)		5,000,003	5,000,005	5,000,002
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)		202,246,887	202,959,356	203,119,261
As Previously Reported [Member] | Class A Common Stock [Member] | FS DEVELOPMENT CORP. II
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock		188	166	165
As Previously Reported [Member] | Class B Common Stock [Member] | FS DEVELOPMENT CORP. II
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock		503	503	503
Additional paid-in capital		7,334,449
Adjustment [Member] | FS DEVELOPMENT CORP. II
Condensed Balance Sheet Statements, Captions [Line Items]
Class A common stock subject to possible redemption		12,740,620	10,574,710	10,482,640
Preferred stock
Additional paid-in capital			(5,168,561)	(5,051,492)
Accumulated deficit		(5,405,983)	(5,405,983)	(5,430,983)
Total stockholders' equity (deficit)		(12,740,620)	(10,574,710)	(10,482,640)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)
Adjustment [Member] | Class A Common Stock [Member] | FS DEVELOPMENT CORP. II
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock		(128)	(106)	(105)
Adjustment [Member] | Class B Common Stock [Member] | FS DEVELOPMENT CORP. II
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock
Additional paid-in capital		(7,334,449)
As Restated [Member] | FS DEVELOPMENT CORP. II
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets		202,246,887	202,959,356	203,119,261
Total liabilities		8,737,504	7,284,061	7,351,899
Class A common stock subject to possible redemption		201,250,000	201,250,000	201,250,000
Preferred stock
Additional paid-in capital
Accumulated deficit		(7,741,180)	(5,575,268)	(5,483,201)
Total stockholders' equity (deficit)		(7,740,617)	(5,574,705)	(5,482,638)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)		202,246,887	202,959,356	203,119,261
As Restated [Member] | Class A Common Stock [Member] | FS DEVELOPMENT CORP. II
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock		60	60	60
As Restated [Member] | Class B Common Stock [Member] | FS DEVELOPMENT CORP. II
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock		503	$ 503	$ 503
Additional paid-in capital		$ 0